RELATED PARTY TRANSACTIONS - Compensation (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Directors
Disclosure of transactions between related parties [line items]
Compensation paid	$ 218.5
Management
Disclosure of transactions between related parties [line items]
Compensation paid	224.2
Supervisory Committee [member]
Disclosure of transactions between related parties [line items]
Compensation paid	$ 2.3